INCOME TAXES - Income (Loss) Before Income Taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income (loss)	€ (18,729)	€ (20,533)	€ (2,096)
France
Income (loss)	(5,352)	(9,026)	(418)
Other countries
Income (loss)	€ (13,377)	€ (11,507)	€ (1,678)